LEASES - Components of Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 125	$ 121	$ 113
Short-term lease cost	5	4	4
Variable lease cost	37	39	39
Less: Sublease income	4	4	12
Total lease cost	$ 163	$ 160	$ 144